EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

8. EMPLOYEE BENEFITS

EMPLOYEE STOCK OWNERSHIP, 401(K) AND BONUS AND INCENTIVE PLANS

We maintain ESOP, 401(k) and bonus and incentive plans covering executives, managers and associates. At the board’s discretion, funding of these plans is primarily dependent upon reaching predetermined levels of operating return on equity, combined ratio and Market Value Potential (MVP). MVP is a compensation model that measures comprehensive earnings against a minimum required return on our capital. Bonuses are earned as we generate earnings in excess of this required return. While some management incentive plans may be affected somewhat by other performance factors, the larger influence of corporate performance ensures that the interests of our executives, managers and associates correspond with those of our shareholders.

Our 401(k) plan allows voluntary contributions by employees and permits ESOP diversification transfers for employees meeting certain age or service requirements. We provide a basic 401(k) contribution of 3 percent of eligible compensation. Participants are 100 percent vested in both voluntary and basic contributions. Additionally, an annual discretionary profit-sharing contribution may be made to the ESOP and 401(k), subject to the achievement of certain overall financial goals. Profit-sharing contributions vest after three years of service.

Our ESOP and 401(k) cover all employees meeting eligibility requirements. Employees added in the CBIC acquisition met the eligibility requirements in 2011. ESOP and 401(k) profit-sharing contributions are determined annually by our board of directors and are expensed in the year earned. ESOP and 401(k)-related expenses (basic and profit-sharing) were $10.6 million, $8.3 million and $8.7 million, for 2011, 2010 and 2009, respectively.

During 2011, the ESOP purchased 89,783 shares of RLI stock on the open market at an average price of $57.64 ($5.2 million) relating to the contribution for plan year 2010. Shares held by the ESOP as of December 31, 2011, totaled 1,608,935 and are treated as outstanding in computing our earnings per share. During 2010, the ESOP purchased 113,006 shares of RLI stock on the open market at an average price of $51.10 ($5.8 million) relating to the contribution for plan year 2009. During 2009, the ESOP purchased 103,357 shares of RLI treasury stock at an average price of $55.60 ($5.7 million) relating to the contribution for plan year 2008.

Annual bonuses are awarded to executives, managers and associates through our incentive plans, provided certain financial and operational goals are met. Annual expenses for these incentive plans totaled $17.4 million, $16.0 million and $15.5 million for 2011, 2010 and 2009, respectively.

DEFERRED COMPENSATION

We maintain rabbi trusts for deferred compensation plans for directors, key employees and executive officers through which our shares are purchased. GAAP guidelines prescribe an accounting treatment whereby the employer stock in the plan is classified and accounted for as equity, in a manner consistent with the accounting for treasury stock.

In 2011, the trusts purchased 9,781 shares of our common stock on the open market at an average price of $59.49 ($0.6 million). In 2010, the trusts purchased 5,518 shares of our common stock on the open market at an average price of $55.46 ($0.3 million). In 2009, the trusts purchased 13,580 shares of our common stock on the open market at an average price of $51.96 ($0.7 million). At December 31, 2011, the trusts’ assets were valued at $23.7 million.

STOCK OPTIONS AND STOCK PLANS

Our shareholder-approved RLI Corp. Omnibus Stock Plan (omnibus plan) was in place from 2005 to 2010. The omnibus plan provided for grants of up to 1,500,000 shares (subject to adjustment for changes in our capitalization). Since 2005, we have granted 1,228,139 stock options under this plan, including incentive stock options (ISOs) which were adjusted as part of the special dividends in 2011 and 2010.

During the second quarter of 2010, our shareholders approved the RLI Corp. Long-Term Incentive Plan (LTIP), which replaced the omnibus plan. In conjunction with the adoption of the LTIP, effective May 6, 2010, options will no longer be granted under the omnibus plan. Awards under the LTIP may be in the form of restricted stock, stock options (nonqualified only), stock appreciation rights, performance units, as well as other stock-based awards. Eligibility under the LTIP is limited to employees or directors of the company or any affiliate. The granting of awards under the LTIP is solely at the discretion of the executive resources committee of the board of directors. The total number of shares of common stock available for distribution under the LTIP may not exceed 2,000,000 shares (subject to adjustment for changes in our capitalization). Since 2010, we have granted 505,000 stock options under the LTIP, including 297,950 in 2011.

Under the LTIP, as under the omnibus plan, we grant stock options for shares with an exercise price equal to the fair market value of the shares at the date of grant. Options generally vest and become exercisable ratably over a five-year period. Beginning with the annual grant in May 2009, options granted under both plans have an eight-year life. Prior to that grant, options were granted with a 10-year life. The related compensation expense is recognized over the requisite service period.

In most instances, the requisite service period and vesting period will be the same. For participants who are retirement eligible, defined by the plan as those individuals whose age and years of service equals 75, the requisite service period is deemed to be met and options are immediately expensed on the date of grant. For participants who will become retirement eligible during the vesting period, the requisite service period over which expense is recognized is the period between the grant date and the attainment of retirement eligibility. Shares issued upon option exercise are newly issued shares.

On November 17, 2011, the board of directors declared a $5.00 per share special cash dividend to be paid on December 20, 2011, to shareholders of record at the close of business on November 30, 2011. To preserve the intrinsic value for option holders, the board also approved, pursuant to the terms of our various stock option plans, a proportional adjustment to both the exercise price and the number of shares covered by each award for all outstanding ISOs and an adjustment to the exercise price (equivalent to the special dividend) for all outstanding non-qualified options. The majority (98 percent) of outstanding options at the time of the adjustment were non-qualified. These adjustments did not result in any incremental compensation expense as the aggregate fair value, aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Similarly, on December 1, 2010, the board of directors declared a $7.00 per share special cash dividend to be paid on December 29, 2010, to shareholders of record at the close of business on December 16, 2010. The adjustments made for the 2011 dividend were also made for the 2010 dividend and did not result in any incremental compensation expense.

The following tables summarize option activity in 2011, 2010 and 2009:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2011	1,524,982	$41.32
Options granted	297,950	$55.03
Special dividend*	1,541	$32.16
Options exercised	(515,317)	$34.61		$12,764
Options cancelled/forfeited	(28,290)	$41.64
Outstanding options at December 31, 2011	1,280,866	$43.23	5.62	$37,949
Exercisable options at December 31, 2011	603,936	$39.80	4.54	$19,965

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2010	1,583,803	$44.73
Options granted	223,150	$49.07
Special dividend*	5,398	$34.25
Options exercised	(244,505)	$28.95		$6,467
Options cancelled/forfeited	(42,864)	$40.15
Outstanding options at December 31, 2010	1,524,982	$41.32	5.79	$17,161
Exercisable options at December 31, 2010	833,331	$37.96	4.86	$12,176

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life	(in 000’s)
Outstanding options at January 1, 2009	1,429,128	$43.35
Options granted	261,000	$47.97
Options exercised	(82,415)	$28.87		$1,961
Options cancelled/forfeited	(23,910)	$51.82
Outstanding options at December 31, 2009	1,583,803	$44.73	5.99	$13,487
Exercisable options at December 31, 2009	906,172	$40.17	4.78	$11,850

*An adjustment was made to the exercise price and number of ISO options outstanding for the special cash dividends paid during December 2011 and 2010. “Special dividend” represents the incremental options issued as a result of this adjustment.

The majority of our options are granted annually at our regular board meeting in May. In 2011, 297,950 options were granted with an average exercise price of $55.03 and an average fair value of $12.91. Of these grants, 201,000 were granted at the board meeting in May with a calculated fair value of $12.92. We recognized $3.5 million of expense during 2011 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.2 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $3.6 million, which will be recognized over the remainder of the vesting period.

In 2010, 223,150 options were granted with an average exercise price of $49.07 and an average fair value of $13.20. Of these grants, 167,150 were granted at the board meeting in May with a calculated fair value of $13.42. We recognized $3.1 million of expense during 2010 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.1 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $3.7 million, which will be recognized over the remainder of the vesting period.

In 2009, 261,000 options were granted with an average exercise price of $47.97 and an average fair value of $11.40. Of these grants, 211,050 were granted at the board meeting in May with a calculated fair value of $10.82. We recognized $2.9 million of expense during 2009 related to options vesting. Since options granted under our plan are non-qualified, we recorded a tax benefit of $1.0 million related to this compensation expense. Total unrecognized compensation expense relating to outstanding and unvested options was $4.1 million, which will be recognized over the remainder of the vesting period.

The fair value of options were estimated using a Black-Scholes based option pricing model with the following weighted-average grant-date assumptions and weighted average fair values as of December 31:

	2011	2010	2009
Weighted-average fair value of grants	$12.91	$13.20	$11.40
Risk-free interest rates	2.06%	2.58%	2.10%
Dividend yield	1.89%	1.74%	1.61%
Expected volatility	25.68%	25.91%	26.19%
Expected option life	5.54 years	5.61 years	5.73 years

The risk-free rate is determined based on U.S. treasury yields that most closely approximate the option’s expected life. The dividend yield is calculated based on the average annualized dividends paid during the most recent five-year period. It excludes the special dividend paid in 2010. The expected volatility is calculated based on the mean reversion of RLI’s stock. Prior to the second quarter of 2009, it was calculated by computing the weighted average of the most recent one-year volatility, the most recent volatility based on expected life and the median of the rolling volatilities based on the expected life of RLI stock. The expected option life is determined based on historical exercise behavior and the assumption that all outstanding options will be exercised at the midpoint of the current date and remaining contractual term, adjusted for the demographics of the current year’s grant.

Prior to 2011, directors participated in the Non-Employee Directors’ Stock Plan under which directors could receive awards of company stock. All stock awards to outside directors in 2009 were made under the omnibus plan, and the 2010 and 2011 awards were made under the LTIP. The company terminated such plan and thus no further stock will be awarded under the plan.

Total shares awarded to outside directors under the plans (LTIP in 2011, both the LTIP and omnibus plan in 2010 and omnibus plan in 2009) were 1,541 in 2011, 2,474 in 2010 and 4,852 in 2009. Shares were awarded at an average share price of $54.95 in 2011, $55.20 in 2010 and $51.83 in 2009. We recognized $84,676 of expense relating to awards in 2011, compared to $0.1 million in 2010 and $0.3 million in 2009.

POST-RETIREMENT BENEFITS OTHER THAN PENSION

In 2002, we began offering certain eligible employees post-employment medical coverage. Under our plan, employees who retire at age 55 or older with 20 or more years of company service may continue medical coverage under our health plan. Former employees who elect continuation of coverage pay the full COBRA (Consolidated Omnibus Budget Reconciliation Act of 1985) rate and coverage terminates upon reaching age 65. We expect a relatively small number of employees will use this benefit and thus expect any corresponding liability will be immaterial. The COBRA rate established for participating employees has historically covered the cost of providing this coverage.